UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
		Shares	Value
Common Stocks (a)

Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc.		5,037	$31,733

Media — 0.0%
Adelphia Recovery Trust		396,568	397

Paper & Forest Products — 0.3%
NewPage Corp.		3,380	321,100

Software — 0.0%
Bankruptcy Management Solutions, Inc.		84	—

Total Common Stocks – 0.3%			353,230

		Par (000)
Corporate Bonds

Aerospace & Defense — 0.4%
Bombardier, Inc., 4.25%, 1/15/16 (b)	USD	85	87,975
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21		60	65,850
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		185	201,650
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		100	105,030

			460,505

Airlines — 0.5%
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		125	131,250
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1, 6.72%, 1/02/23		137	151,884
Series 2009-1, Class B, 9.75%, 12/17/16		36	41,003
US Airways Pass-Through Trust, Series 2011-1, Class C, 10.88%, 10/22/14		167	179,701

			503,838

Auto Components — 1.8%
Continental Rubber of America Corp., 4.50%, 9/15/19 (b)		150	155,625
Dana Holding Corp., 6.75%, 2/15/21		180	193,500
Icahn Enterprises LP, 8.00%, 1/15/18		670	710,200
Jaguar Land Rover Automotive Plc, 8.25%, 3/15/20	GBP	177	303,895
Schaeffler Finance BV, 4.75%, 5/15/21 (b)	USD	200	196,500
		Par (000)	Value
Corporate Bonds

Auto Components (concluded)
Servus Luxembourg Holdings SCA, 7.75%, 6/15/18 (c)	EUR	100	$130,462
Titan International, Inc., 7.88%, 10/01/17 (b)	USD	146	156,220

			1,846,402

Building Products — 0.6%
Building Materials Corp. of America (b):
7.00%, 2/15/20		210	224,700
6.75%, 5/01/21		230	248,975
Momentive Performance Materials, Inc., 8.88%, 10/15/20		65	70,038
Texas Industries, Inc., 9.25%, 8/15/20		82	90,815

			634,528

Capital Markets — 1.9%
E*Trade Financial Corp., Series A, 0.00, 8/31/19 (d)(e)		100	113,500
The Goldman Sachs Group, Inc.:
5.38%, 3/15/20		225	255,769
6.00%, 6/15/20		250	292,712
5.75%, 1/24/22		525	600,991
Merrill Lynch & Co., Inc., 6.05%, 5/16/16		325	361,035
Morgan Stanley, 5.63%, 9/23/19		320	362,459

			1,986,466

Chemicals — 2.3%
Axiall Corp., 4.88%, 5/15/23 (b)		39	39,195
Celanese US Holdings LLC, 5.88%, 6/15/21		324	357,210
Eagle Spinco, Inc., 4.63%, 2/15/21 (b)		133	133,997
Huntsman International LLC:
4.88%, 11/15/20		103	104,030
8.63%, 3/15/21		65	72,638
INEOS Finance Plc, 7.50%, 5/01/20 (b)		85	93,287
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19		45	47,138
LyondellBasell Industries NV, 5.75%, 4/15/24		664	772,522
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18		3F0	30,150
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)		60	61,500
Orion Engineered Carbons Bondco GmbH (FKA Kinove German Bondco GmbH), 10.00%, 6/15/18	EUR	98	141,531
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (b)	USD	41	41,308

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Chemicals (concluded)
PolyOne Corp., 7.38%, 9/15/20	USD	80	$88,200
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		374	381,480
Tronox Finance LLC, 6.38%, 8/15/20 (b)		46	45,195

			2,409,381

Commercial Banks — 2.6%
Barclays Bank Plc, 5.14%, 10/14/20		100	105,245
CIT Group, Inc.:
5.25%, 3/15/18		1,434	1,541,550
6.63%, 4/01/18 (b)		110	123,750
5.50%, 2/15/19 (b)		190	205,675
5.00%, 8/15/22		43	45,795
HSBC Bank Plc, 7.65%, 5/01/25		350	462,979
Itau Unibanco Holding SA, 5.75%, 1/22/21 (b)		225	235,688

			2,720,682

Commercial Services & Supplies — 3.3%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (b)		61	65,423
The ADT Corp.:
3.50%, 7/15/22		75	71,992
4.88%, 7/15/42		200	183,734
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		172	179,919
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		11	11,908
Covanta Holding Corp., 6.38%, 10/01/22		85	91,691
EC Finance Plc, 9.75%, 8/01/17	EUR	50	70,524
Mobile Mini, Inc., 7.88%, 12/01/20	USD	135	149,512
The Hertz Corp.:
7.50%, 10/15/18		285	309,938
5.88%, 10/15/20		55	58,025
7.38%, 1/15/21		380	419,900
6.25%, 10/15/22		95	103,194
UR Merger Sub Corp.:
5.75%, 7/15/18		50	53,375
7.38%, 5/15/20		125	137,188
8.25%, 2/01/21		165	182,737
7.63%, 4/15/22		919	1,017,792
Verisure Holding AB:
8.75%, 9/01/18	EUR	100	143,622
8.75%, 12/01/18		100	138,423
West Corp., 8.63%, 10/01/18	USD	50	54,875

			3,443,772

Communications Equipment — 1.2%
Avaya, Inc., 7.00%, 4/01/19 (b)		215	200,487
Brocade Communications Systems, Inc., 6.88%, 1/15/20		175	190,313
		Par (000)	Value
Corporate Bonds

Communications Equipment (concluded)
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20	USD	578	$641,580
10.13%, 7/01/20		186	216,225

			1,248,605

Construction & Engineering — 0.3%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		75	74,250
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		200	201,000

			275,250

Construction Materials — 3.1%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	100	143,284
HD Supply, Inc.:
8.13%, 4/15/19	USD	1,487	1,650,570
11.00%, 4/15/20		230	276,288
7.50%, 7/15/20 (b)		977	1,035,620
11.50%, 7/15/20		65	76,375
HeidelbergCement AG, 7.50%, 4/03/20	EUR	21	33,657

			3,215,794

Consumer Finance — 0.7%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	185	199,800
Ford Motor Credit Co. LLC, 2.75%, 5/15/15		500	511,446

			711,246

Containers & Packaging — 1.3%
Ardagh Packaging Finance Plc/Ardagh MP Holdings USA, Inc. (b):
7.38%, 10/15/17	EUR	260	363,280
4.88%, 11/15/22	USD	200	199,500
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	54	70,186
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21	USD	23	25,128
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23 (b)		37	36,168
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	100	140,373
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	135	148,162
Sealed Air Corp. (b):
6.50%, 12/01/20		120	133,500
8.38%, 9/15/21		60	69,300

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	2

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Containers & Packaging (concluded)
Smurfit Kappa Acquisitions, 4.88%, 9/15/18 (b)	USD	200	$207,000

			1,392,597

Diversified Consumer Services — 0.5%
APX Group, Inc., 6.38%, 12/01/19 (b)		157	156,608
Rent-A-Center, Inc., 4.75%, 5/01/21 (b)		108	105,840
Service Corp. International, 4.50%, 11/15/20		307	309,494

			571,942

Diversified Financial Services — 7.4%
Aircastle Ltd., 6.25%, 12/01/19		174	188,355
Ally Financial, Inc.:
8.30%, 2/12/15		400	440,000
6.25%, 12/01/17		30	33,016
8.00%, 3/15/20		60	71,400
7.50%, 9/15/20		550	642,125
8.00%, 11/01/31		1,106	1,426,740
Bank of America Corp.:
4.50%, 4/01/15		375	396,744
6.50%, 8/01/16		410	468,748
5.63%, 10/14/16		100	112,628
5.75%, 12/01/17		240	274,835
Citigroup, Inc., 8.13%, 7/15/39		55	77,998
Co-Operative Group Ltd., 5.63%, 7/08/20 (f)	GBP	100	152,700
DPL, Inc.:
6.50%, 10/15/16	USD	115	123,913
7.25%, 10/15/21		310	334,800
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	100	163,335
General Motors Financial Co., Inc. (b):
2.75%, 5/15/16	USD	91	90,864
3.25%, 5/15/18		33	32,711
4.25%, 5/15/23		46	44,850
GETCO Financing Escrow LLC, 8.25%, 6/15/18 (b)(c)		48	46,920
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		200	201,000
JPMorgan Chase & Co.:
5.50%, 10/15/40		175	198,947
5.60%, 7/15/41		175	202,014
Macquarie Bank Ltd., 5.00%, 2/22/17 (b)		200	219,589
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		180	197,100
9.88%, 8/15/19		374	407,660
5.75%, 10/15/20		748	759,220
6.88%, 2/15/21		125	133,437
		Par (000)	Value
Corporate Bonds

Diversified Financial Services (concluded)
WMG Acquisition Corp., 11.50%, 10/01/18	USD	151	$178,180

			7,619,829

Diversified Telecommunication Services — 3.3%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		78	79,147
CenturyLink, Inc., Series V, 5.63%, 4/01/20		398	411,432
Level 3 Communications, Inc., 8.88%, 6/01/19		150	162,750
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,310	1,418,075
8.63%, 7/15/20		188	206,800
Qwest Corp., 7.25%, 10/15/35		200	209,000
Telefonica Emisiones SAU, 5.46%, 2/16/21		250	269,528
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	200	273,010
6.75%, 8/15/24		100	138,553
Windstream Corp.:
8.13%, 8/01/13	USD	45	45,338
7.88%, 11/01/17		142	163,300

			3,376,933

Electric Utilities — 2.5%
Nisource Finance Corp., 3.85%, 2/15/23		400	407,621
Oncor Electric Delivery Co. LLC, 4.10%, 6/01/22		325	350,061
Progress Energy, Inc., 7.75%, 3/01/31		1,000	1,354,772
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	350	462,646

			2,575,100

Electrical Equipment — 0.2%
General Cable Corp., 5.75%, 10/01/22 (b)	USD	102	105,060
GrafTech International Ltd., 6.38%, 11/15/20 (b)		150	156,000

			261,060

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18		45	54,450

Energy Equipment & Services — 4.7%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		145	149,350
CGG (FKA Compagnie Générale de Géophysique, Veritas):
7.75%, 5/15/17		55	56,513
6.50%, 6/01/21		200	209,000
Energy Transfer Partners LP, 5.20%, 2/01/22		600	660,862
Ensco Plc, 4.70%, 3/15/21		425	468,877

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Energy Equipment & Services (concluded)
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (b)	USD	465	$495,225
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21 (b)		18	18,360
MEG Energy Corp. (b):
6.50%, 3/15/21		354	366,390
6.38%, 1/30/23		21	21,525
Oil States International, Inc., 6.50%, 6/01/19		115	123,912
Peabody Energy Corp.:
6.00%, 11/15/18		313	334,910
6.25%, 11/15/21		342	357,390
Precision Drilling Corp., 6.50%, 12/15/21		105	112,612
Seadrill Ltd., 5.63%, 9/15/17 (b)		535	548,375
Tervita Corp., 8.00%, 11/15/18 (b)		132	136,620
Transocean, Inc., 6.50%, 11/15/20		550	638,527
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	100	132,574

			4,831,022

Food & Staples Retailing — 0.2%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	104	163,943

Food Products — 1.3%
Darling International, Inc., 8.50%, 12/15/18	USD	90	100,800
Mondelez International, Inc.:
6.50%, 8/11/17		600	711,370
6.13%, 8/23/18		250	297,883
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21 (b)		56	56,210
Post Holdings, Inc., 7.38%, 2/15/22		185	206,044

			1,372,307

Gas Utilities — 0.3%
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		145	196,473
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18		95	102,006

			298,479

Health Care Equipment & Supplies — 2.8%
Biomet, Inc. (b):
6.50%, 8/01/20		1,451	1,527,177
6.50%, 10/01/20		765	774,563
DJO Finance LLC, 7.75%, 4/15/18		40	41,400
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		410	471,500
		Par (000)	Value
Corporate Bonds

Health Care Equipment & Supplies (concluded)
Teleflex, Inc., 6.88%, 6/01/19	USD	105	$113,400

			2,928,040

Health Care Providers & Services — 7.9%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		150	163,875
Care UK Health & Social Care Plc, 9.75%, 8/01/17	GBP	65	102,218
CHS/Community Health Systems, Inc., 5.13%, 8/15/18	USD	246	256,455
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	200	278,146
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	200	317,554
HCA, Inc.:
8.50%, 4/15/19	USD	40	43,600
6.50%, 2/15/20		1,149	1,295,497
7.88%, 2/15/20		115	125,350
7.25%, 9/15/20		805	885,500
5.88%, 3/15/22		148	162,430
4.75%, 5/01/23		317	316,208
Hologic, Inc., 6.25%, 8/01/20		240	256,500
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		110	114,950
INC Research LLC, 11.50%, 7/15/19 (b)		124	133,300
inVentiv Health, Inc., 9.00%, 1/15/18 (b)		80	85,200
Omnicare, Inc., 7.75%, 6/01/20		260	287,950
Symbion, Inc., 8.00%, 6/15/16		125	132,188
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,363	1,509,522
4.50%, 4/01/21 (b)		100	98,250
4.38%, 10/01/21 (b)		446	432,620
WellPoint, Inc., 5.95%, 12/15/34		1,000	1,155,626

			8,152,939

Health Care Technology — 0.7%
IMS Health, Inc., 12.50%, 3/01/18 (b)		660	774,675

Hotels, Restaurants & Leisure — 1.5%
Caesars Entertainment Operating Co., Inc.:
8.50%, 2/15/20		7	6,668
9.00%, 2/15/20 (b)		331	318,588
Caesars Operating Escrow LLC/Caesars Escrow Corp. (b):
9.00%, 2/15/20		114	109,725
9.00%, 2/15/20		177	170,363
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	51	67,313
Diamond Resorts Corp., 12.00%, 8/15/18	USD	310	346,037
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	100	132,574

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	4

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Hotels, Restaurants & Leisure (concluded)
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)	USD	212	$213,060
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(g)		50	—
The Unique Pub Finance Co. Plc, Series A3, 6.54%, 3/30/21	GBP	100	157,258

			1,521,586

Household Durables — 1.6%
Beazer Homes USA, Inc., 6.63%, 4/15/18	USD	145	157,144
RPG Byty Sro, 6.75%, 5/01/20	EUR	100	125,426
The Ryland Group, Inc., 6.63%, 5/01/20	USD	130	144,950
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	109	153,184
Standard Pacific Corp.:
10.75%, 9/15/16	USD	565	697,775
8.38%, 1/15/21		200	240,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		95	96,187

			1,614,666

Household Products — 0.4%
Ontex IV SA:
7.50%, 4/15/18 (b)	EUR	100	136,474
9.00%, 4/15/19		100	136,149
Spectrum Brands Escrow Corp. (b):
6.38%, 11/15/20	USD	50	53,687
6.63%, 11/15/22		70	75,600

			401,910

Independent Power Producers & Energy Traders — 3.4%
The AES Corp., 4.88%, 5/15/23		9	8,843
Calpine Corp., 7.50%, 2/15/21 (b)		36	39,060
Energy Future Intermediate Holding Co. LLC:
10.00%, 12/01/20 (b)		765	867,319
10.00%, 12/01/20		1,562	1,778,727
GenOn REMA LLC, Series C, 9.68%, 7/02/26		105	114,450
Laredo Petroleum, Inc.:
9.50%, 2/15/19		115	130,237
7.38%, 5/01/22		50	55,000
NRG Energy, Inc.:
7.63%, 1/15/18		361	407,027
6.63%, 3/15/23 (b)		1	1,058
QEP Resources, Inc., 5.38%, 10/01/22		75	76,875

			3,478,596

Insurance — 3.1%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		147	153,983
		Par (000)	Value
Corporate Bonds

Insurance (concluded)
American International Group, Inc., 6.40%, 12/15/20	USD	1,130	$1,365,988
Lincoln National Corp., 8.75%, 7/01/19		575	765,718
MetLife Global Funding I, 5.13%, 6/10/14 (b)		250	261,438
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		90	92,700
Prudential Financial, Inc., 5.38%, 6/21/20		400	467,938
TMF Group Holding B.V., 9.88%, 12/01/19	EUR	100	137,124

			3,244,889

Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20	USD	22	22,385
VeriSign, Inc., 4.63%, 5/01/23 (b)		85	85,425

			107,810

IT Services — 2.9%
Ceridian Corp. (b):
8.88%, 7/15/19		370	421,800
11.00%, 3/15/21		112	127,960
First Data Corp.:
7.38%, 6/15/19 (b)		943	994,865
8.88%, 8/15/20 (b)		195	215,475
6.75%, 11/01/20 (b)		486	507,870
8.25%, 1/15/21 (b)		55	58,300
12.63%, 1/15/21		143	156,228
SunGard Data Systems, Inc.:
7.38%, 11/15/18		280	298,200
6.63%, 11/01/19 (b)		205	215,762

			2,996,460

Machinery — 0.2%
Navistar International Corp., 8.25%, 11/01/21		97	98,819
SPX Corp., 6.88%, 9/01/17		65	72,312

			171,131

Media — 11.5%
Affinion Group, Inc., 7.88%, 12/15/18		141	108,570
AMC Networks, Inc.:
7.75%, 7/15/21		80	90,600
4.75%, 12/15/22		86	85,785
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21		320	344,000
5.25%, 9/30/22		218	218,000
5.13%, 2/15/23		50	49,000
Checkout Holding Corp., 9.81%, 11/15/15 (b)(d)		166	131,140
Cinemark USA, Inc., 5.13%, 12/15/22		44	44,660

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	5

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Media (continued)
Clear Channel Communications, Inc.:
9.00%, 12/15/19 (b)(c)	USD	130	$130,650
9.00%, 3/01/21		276	273,930
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (b)		167	175,350
6.50%, 11/15/22 (b)		678	715,290
Series B, 7.63%, 3/15/20		240	255,000
DIRECTV Holdings LLC:
3.80%, 3/15/22		250	253,536
6.00%, 8/15/40		175	186,893
DISH DBS Corp.:
7.00%, 10/01/13		201	204,176
5.88%, 7/15/22		340	340,850
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		154	167,090
5.50%, 8/01/23 (b)(c)		430	421,400
Interactive Data Corp., 10.25%, 8/01/18		340	381,650
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		45	47,475
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	125	172,954
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	150	160,875
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		243	262,440
Nara Cable Funding Ltd., 8.88%, 12/01/18	EUR	100	137,774
NBC Universal Media LLC, 6.40%, 4/30/40	USD	530	668,261
The New York Times Co., 6.63%, 12/15/16		500	554,375
News America, Inc., 6.20%, 12/15/34		825	954,123
Nielsen Finance LLC, 7.75%, 10/15/18		408	448,800
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	100	163,525
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	47	47,588
Sirius XM Radio, Inc. (b):
4.25%, 5/15/20		141	138,180
4.63%, 5/15/23		68	65,280
TCI Communications, Inc., 7.88%, 2/15/26		1,000	1,361,040
Time Warner Cable, Inc., 4.50%, 9/15/42		445	396,921
Unitymedia GmbH, 9.50%, 3/15/21	EUR	150	224,607
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 7.50%, 3/15/19		337	476,561
		Par (000)	Value
Corporate Bonds

Media (concluded)
Univision Communications, Inc., 5.13%, 5/15/23 (b)	USD	292	$286,160
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	292	402,014
Virgin Media Secured Finance Plc, 6.50%, 1/15/18	USD	200	210,500
Ziggo Finance BV, 6.13%, 11/15/17 (b)	EUR	88	119,239

			11,876,262

Metals & Mining — 3.7%
ArcelorMittal:
9.50%, 2/15/15	USD	100	111,000
4.25%, 2/25/15		43	44,183
4.25%, 8/05/15		38	39,235
4.25%, 3/01/16		50	51,875
6.13%, 6/01/18		190	201,400
Barrick Gold Corp., 2.90%, 5/30/16		225	231,720
Barrick North America Finance LLC, 5.70%, 5/30/41		250	235,888
Commercial Metals Co., 4.88%, 5/15/23		138	131,445
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	100	132,574
GoldCorp, Inc., 2.00%, 8/01/14 (e)	USD	220	224,263
New Gold, Inc. (b):
7.00%, 4/15/20		30	31,800
6.25%, 11/15/22		105	108,150
New World Resources NV:
7.88%, 5/01/18 (b)	EUR	76	79,025
7.88%, 5/01/18		65	67,587
Newmont Mining Corp.:
5.13%, 10/01/19	USD	225	250,611
Series A, 1.25%, 7/15/14 (e)		200	208,625
Novelis, Inc., 8.75%, 12/15/20		1,195	1,335,412
Taseko Mines Ltd., 7.75%, 4/15/19		150	153,000
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		200	216,000

			3,853,793

Multiline Retail — 0.7%
Dollar General Corp., 4.13%, 7/15/17		244	264,804
Dufry Finance SCA, 5.50%, 10/15/20 (b)		400	421,000

			685,804

Oil, Gas & Consumable Fuels — 10.6%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		100	107,000
Anadarko Petroleum Corp.:
5.95%, 9/15/16		365	416,035
6.38%, 9/15/17		75	88,433

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	6

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corp. (concluded):
6.95%, 6/15/19	USD	150	$185,374
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		40	41,600
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (b)		15	15,675
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		100	108,000
Chesapeake Energy Corp.:
7.25%, 12/15/18		10	11,525
6.63%, 8/15/20		90	100,125
6.13%, 2/15/21		95	103,550
5.75%, 3/15/23		200	208,000
Concho Resources, Inc.:
7.00%, 1/15/21		80	87,000
6.50%, 1/15/22		50	54,000
CONSOL Energy, Inc., 8.25%, 4/01/20		625	690,625
Continental Resources, Inc.:
7.13%, 4/01/21		135	151,538
5.00%, 9/15/22		121	125,235
4.50%, 4/15/23 (b)		29	29,290
Denbury Resources, Inc., 4.63%, 7/15/23		157	151,897
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21		500	555,684
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		120	133,200
7.75%, 6/15/19		320	342,400
Enterprise Products Operating LLC, 3.70%, 6/01/15		500	527,535
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		60	64,800
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		55	56,513
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		70	77,000
Kinder Morgan Energy Partners LP, 3.95%, 9/01/22		475	490,987
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		128	144,000
LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23 (b)		200	207,750
Linn Energy LLC:
6.25%, 11/01/19 (b)		316	318,370
7.75%, 2/01/21		130	137,800
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19		16	16,280
MarkWest Energy Partners LP:
6.25%, 6/15/22		44	47,520
5.50%, 2/15/23		48	50,160
Memorial Production Partners LP, 7.63%, 5/01/21 (b)		52	52,260
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
Newfield Exploration Co., 5.63%, 7/01/24	USD	11	$11,550
Nexen, Inc., 6.40%, 5/15/37		150	184,575
Oasis Petroleum, Inc.:
7.25%, 2/01/19		90	96,975
6.50%, 11/01/21		110	118,800
Pacific Drilling SA, 5.38%, 6/01/20 (b)(c)		94	93,060
PBF Holding Co. LLC, 8.25%, 2/15/20		25	27,625
PDC Energy, Inc., 7.75%, 10/15/22 (b)		75	81,750
Petrobras International Finance Co.:
3.88%, 1/27/16		1,100	1,147,722
5.88%, 3/01/18		200	223,938
7.88%, 3/15/19		100	120,745
6.88%, 1/20/40		25	26,862
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		210	233,100
Pioneer Natural Resources Co., 6.88%, 5/01/18		35	42,142
Plains Exploration & Production Co., 6.88%, 2/15/23		120	135,750
Range Resources Corp.:
8.00%, 5/15/19		45	49,050
5.75%, 6/01/21		317	335,227
5.00%, 8/15/22		33	33,495
Regency Energy Partners LP, 4.50%, 11/01/23 (b)		63	62,370
Rosetta Resources, Inc., 5.63%, 5/01/21		61	61,153
Sabine Pass Liquefaction LLC (b):
5.63%, 2/01/21		458	459,717
5.63%, 4/15/23		117	117,000
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		545	607,675
6.50%, 11/01/20 (b)		120	125,700
SandRidge Energy, Inc.:
8.75%, 1/15/20		8	8,600
7.50%, 2/15/23		103	106,090
SM Energy Co., 6.63%, 2/15/19		45	48,263
Western Gas Partners LP, 5.38%, 6/01/21		325	366,207
The Williams Cos., Inc., 8.75%, 3/15/32		124	165,599

			10,987,901

Paper & Forest Products — 0.6%
Boise Paper Holdings LLC:
9.00%, 11/01/17		45	47,925
8.00%, 4/01/20		50	55,500
Clearwater Paper Corp., 7.13%, 11/01/18		215	232,737
International Paper Co.:
7.95%, 6/15/18		220	279,704

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	7

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Paper & Forest Products (concluded)
International Paper Co. (concluded):
7.30%, 11/15/39	USD	5	$6,593
NewPage Corp., 11.38%, 12/31/14 (a)(g)		779	—
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		50	51,000

			673,459

Pharmaceuticals — 2.2%
Actavis, Inc. (FKA Watson Pharmaceuticals, Inc.), 3.25%, 10/01/22		550	540,415
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	100	147,197
Elan Finance Plc/Elan Finance Corp., 6.25%, 6/15/21 (b)	USD	410	412,050
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)		125	142,656
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16		285	294,975
6.38%, 10/15/20		97	101,850
Wyeth LLC, 6.50%, 2/01/34		500	654,114

			2,293,257

Real Estate Investment Trusts (REITs) — 0.6%
Felcor Lodging LP:
6.75%, 6/01/19		290	309,575
5.63%, 3/01/23		62	63,085
HCP, Inc., 5.38%, 2/01/21		225	258,478

			631,138

Real Estate Management & Development — 1.9%
CBRE Services, Inc., 6.63%, 10/15/20		90	97,200
Lennar Corp., 4.75%, 11/15/22 (b)		110	110,000
The Realogy Corp. (b):
3.38%, 5/01/16		119	118,108
7.88%, 2/15/19		951	1,043,722
7.63%, 1/15/20		130	147,225
Shea Homes LP, 8.63%, 5/15/19		445	505,075

			2,021,330

Road & Rail — 0.6%
Canadian National Railway Co., 6.90%, 7/15/28		500	669,343

Semiconductors & Semiconductor Equipment — 0.2%
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		200	210,000

		Par (000)	Value
Corporate Bonds

Software — 1.3%
IAC/InterActiveCorp, 4.75%, 12/15/22 (b)	USD	151	$148,358
Infor US, Inc., 9.38%, 4/01/19		630	710,325
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		265	268,312
Oracle Corp., 5.38%, 7/15/40		210	243,546

			1,370,541

Specialty Retail — 1.7%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		130	145,600
Claire's Stores, Inc., 9.00%, 3/15/19 (b)		85	95,625
House of Fraser Funding Plc:
8.88%, 8/15/18	GBP	125	201,225
8.88%, 8/15/18 (b)		100	160,980
Limited Brands, Inc., 8.50%, 6/15/19	USD	320	393,200
New Academy Finance Co. LLC, 8.00%, 6/15/18 (b)(h)		59	60,770
Party City Holdings, Inc., 8.88%, 8/01/20 (b)		233	261,543
QVC, Inc. (b):
7.50%, 10/01/19		135	148,644
7.38%, 10/15/20		95	104,973
Sally Holdings LLC, 5.75%, 6/01/22		146	153,665

			1,726,225

Textiles, Apparel & Luxury Goods — 0.2%
PVH Corp., 4.50%, 12/15/22		122	121,695
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.25%, 6/01/21 (b)(c)		106	105,470

			227,165

Tobacco — 0.1%
Altria Group, Inc., 9.95%, 11/10/38		50	78,405

Trading Companies & Distributors — 0.3%
Air Lease Corp., 4.50%, 1/15/16		257	263,425

Wireless Telecommunication Services — 5.5%
America Movil SAB de CV:
2.38%, 9/08/16		200	205,369
5.00%, 3/30/20		400	440,177
American Tower Corp.:
4.50%, 1/15/18		375	409,413
4.70%, 3/15/22		380	403,554
Crown Castle International Corp., 5.25%, 1/15/23		115	116,437
Crown Castle Towers LLC, 6.11%, 1/15/20 (b)		375	443,445
Digicel Group Ltd. (b):
10.50%, 4/15/18		90	97,731
8.25%, 9/30/20		220	234,300

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	8

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
		Par (000)	Value
Corporate Bonds

Wireless Telecommunication Services (concluded)
MetroPCS Wireless, Inc., 6.63%, 11/15/20	USD	93	$99,510
Phones4u Finance Plc:
9.50%, 4/01/18 (b)	GBP	100	157,835
9.50%, 4/01/18		100	157,835
SBA Tower Trust, 4.25%, 4/15/40 (b)	USD	325	337,014
Sprint Capital Corp., 6.88%, 11/15/28		530	530,000
Sprint Nextel Corp. (b):
9.00%, 11/15/18		1,216	1,474,400
7.00%, 3/01/20		560	630,000

			5,737,020

Total Corporate Bonds – 106.8%			110,671,901

Floating Rate Loan Interests (i)

Airlines — 0.2%
Delta Air Lines, Inc., Term Loan B, 5.00%, 4/20/17		162	163,246

Auto Components — 1.0%
Federal-Mogul Corp.:
Term Loan B, 2.13% - 2.14%, 12/29/14		565	552,942
Term Loan C, 2.13% - 2.14%, 12/28/15		277	270,991
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		210	212,537

			1,036,470

Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 4.00%, 10/31/19		150	149,662

Capital Markets — 0.4%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		343	347,288
Knight Capital Group, Inc., Term Loan B, 5.25%, 11/10/17		125	123,750

			471,038

Chemicals — 0.4%
INEOS US Finance LLC, 6 Year Term Loan, 4.00%, 5/04/18		141	140,785
US Coatings Acquisition, Inc., Term Loan, 4.75%, 2/03/20		255	256,818

			397,603

Commercial Services & Supplies — 0.3%
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		131	131,523
Catalent Pharma Solutions Inc., Term Loan, 6.50%, 12/29/17		90	91,013
		Par (000)	Value
Floating Rate Loan Interests (i)

Commercial Services & Supplies (concluded)
Spin Holdco Inc., Term Loan B, 4.25%, 11/15/19	USD	90	$90,450

			312,986

Communications Equipment — 1.5%
Alcatel-Lucent USA, Inc.:
Term Loan C, 7.25%, 1/30/19		499	503,633
Term Loan D, 7.50%, 1/30/19	EUR	195	255,662
Zayo Group, LLC, Term Loan B, 4.50%, 7/02/19	USD	749	749,337

			1,508,632

Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 4.50%, 10/12/17		397	399,830

Consumer Finance — 0.9%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		950	952,469

Containers & Packaging — 0.1%
Tekni-Plex, Inc., Term Loan B, 5.50%, 8/25/19		95	94,525

Diversified Consumer Services — 0.6%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		484	485,277
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		165	164,556

			649,833

Diversified Telecommunication Services — 0.6%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		134	135,500
2019 Term Loan B, 5.25%, 8/01/19		110	111,444
Term Loan, 4.75%, 8/01/19		350	352,517

			599,461

Energy Equipment & Services — 0.2%
Dynegy Holdings Inc., Term Loan B2, 4.00%, 4/23/20		205	205,469

Food & Staples Retailing — 0.3%
JC Penney Corp., Inc., First Lien Term Loan, 6.00%, 4/30/18		250	253,282
Rite Aid Corp., Second Lien Term Loan, 5.75%, 8/21/20		40	41,242

			294,524

Food Products — 0.4%
Advance Pierre Foods, Inc., Term Loan, 5.75%, 7/10/17		80	80,274
Dole Food Co., Inc., Term Loan, 3.75%, 4/01/20		155	155,360

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	9

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
		Par (000)	Value
Floating Rate Loan Interests (i)

Food Products (concluded)
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20	USD	160	$160,000

			395,634

Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan, 4.00%, 5/17/19		134	134,206
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		277	277,726
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		104	106,297

			518,229

Health Care Providers & Services — 0.1%
inVentiv Health, Inc., Combined Term Loan, 7.50%, 8/04/16		107	106,151

Hotels, Restaurants & Leisure — 3.4%
Harrah's Property Co., Mezzanine Term Loan, 3.69%, 2/13/14		2,305	2,103,312
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		764	765,552
Station Casinos, Inc., Term Loan B, 5.00%, 3/01/20		625	630,781

			3,499,645

Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		208	210,256

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		120	120,299

IT Services — 0.3%
First Data Corp., Extended 2018 Term Loan B, 4.20%, 3/23/18		285	283,695

Life Sciences Tools & Services — 0.1%
Patheon, Inc., Term Loan, 7.25%, 12/06/18		75	75,558

Machinery — 0.4%
Rexnord LLC, Term Loan B, 3.75%, 4/02/18		178	180,335
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		214	214,470

			394,805

Media — 3.8%
Cengage Learning Acquisitions, Inc.:
Non Extended Term Loan, 2.70%, 7/03/14		39	31,001
Tranche 1 Incremental, 7.50%, 7/03/14		476	374,156
Clear Channel Communications, Inc.:
Term Loan B, 3.84%, 1/29/16		365	338,838
Term Loan C, 3.84%, 1/29/16		20	18,363
		Par (000)	Value
Floating Rate Loan Interests (i)

Media (concluded)
Clear Channel Communications, Inc. (concluded):
Term Loan D, 3.84%, 1/29/16	USD	325	$303,548
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		104	105,096
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		234	235,584
Intelsat Jackson Holdings SA, Term Loan B1, 4.25%, 4/02/18		2,367	2,381,143
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		150	149,995
Virgin Media Investment Holdings, Term Loan B, 3.50%, 2/17/20		40	39,923

			3,977,647

Metals & Mining — 1.1%
Constellium Holdco BV, Term Loan B, 6.25%, 3/25/20		310	315,037
FMG America Finance, Inc., Term Loan, 5.25%, 10/18/17		851	854,596

			1,169,633

Oil, Gas & Consumable Fuels — 1.8%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		765	783,689
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		283	284,740
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		85	85,446
Vantage Drilling Co.:
Term Loan, 6.25%, 10/26/17		316	319,218
Term Loan B, 5.75%, 3/22/19		380	384,435

			1,857,528

Pharmaceuticals — 0.1%
Pharmaceutical Product Development, Inc., Term Loan B, 4.25%, 12/05/18		109	109,250

Professional Services — 0.1%
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/01/19		134	134,211

Real Estate Investment Trusts (REITs) — 0.2%
iStar Financial, Inc., Term Loan, 4.50%, 9/28/17		190	192,065

Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		50	50,515
Extended Term Loan, 4.50%, 3/05/20		235	237,105

			287,620

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	10

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
		Par (000)	Value
Floating Rate Loan Interests (i)

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 2.19%, 9/29/17	USD	103	$102,926

Software — 0.6%
Infor US, Inc., Term Loan B2, 5.25% - 6.25%, 4/05/18		442	445,864
Kronos, Inc., Second Lien Term Loan, 9.75%, 4/30/20		185	193,325

			639,189

Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		401	402,955

Thrifts & Mortgage Finance — 0.2%
Ocwen Financial Corp., Term Loan, 5.00%, 2/15/18		215	217,509

Wireless Telecommunication Services — 1.2%
Vodafone Americas Finance 2, Inc. (h):
PIK Term Loan, 6.88%, 8/11/15		831	841,029
PIK Term Loan B, 6.25%, 7/11/16		413	422,812

			1,263,841

Total Floating Rate Loan Interests – 22.4%			23,194,394

Foreign Agency Obligations — 0.2%

Qatar Government International Bond, 4.00%, 1/20/15 (b)		200	209,000

Taxable Municipal Bonds — 0.4%

Metropolitan Transportation Authority, RB, Build America Bonds, Series TR, 6.81%, 11/15/40		300	391,638

		Beneficial Interest (000)
Other Interests (j)

Media — 0.0%
Adelphia Communications Corp. Class A		400	3,000

Preferred Securities		Par (000)	Value
Capital Trusts

Capital Markets — 0.2%
State Street Capital Trust IV, 1.27%, 6/01/77 (i)	USD	200	$168,500

Electric Utilities — 0.1%
Electricite de France SA, 5.25% (b)(i)(k)		125	125,469

Insurance — 0.2%
MetLife Capital Trust X, 9.25%, 4/08/68 (b)		150	212,250

Total Capital Trusts – 0.5%			506,219

		Shares
Preferred Stocks

Capital Markets — 0.3%
The Goldman Sachs Group, Inc., Series J, 5.50%, 12/01/49 (i)		13,550	348,100

Trust Preferreds

Diversified Financial Services — 0.6%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (i)		21,450	568,820

Total Preferred Securities – 1.4%			1,423,139

		Par (000)
US Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.1%
Ginnie Mae Mortgage-Backed Securities, Series 2006-68, Class B, 5.16%, 6/16/31 (i)	USD	112	112,703

US Treasury Obligations

US Treasury Bonds, 3.00%, 5/15/42		700	662,266
US Treasury Notes:
2.00%, 2/15/22		70	70,344
1.63%, 8/15/22		200	192,906
2.00%, 2/15/23		85	84,097

Total US Treasury Obligations – 1.0%			1,009,613

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	11

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD) (Percentages shown are based on Net Assets)
	Shares	Value
Warrants (l)

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	56	—

Total Warrants – 0.0%		—

Total Long-Term Investments (Cost – $131,195,305) – 132.6%		$ 137,368,618

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (m)(n)	3,318,131	3,318,131

Total Short-Term Securities (Cost – $3,318,131) – 3.2%		3,318,131

Value
Options Purchased

(Cost – $86,745) – (0.0)%	$46,694

Total Investments Before Options Written (Cost – $134,600,181*) – 135.8%	140,733,443

Options Written

(Premiums Received – $45,000) – (0.0)%	(29,657)

Total Investments, Net of Options Written – 135.8%	140,703,786
Liabilities in Excess of Other Assets – (35.8)%	(37,074,877)

Net Assets – 100.0%	$103,628,909

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$134,842,502
Gross unrealized appreciation	$7,815,937
Gross unrealized depreciation	(1,924,996)

Net unrealized appreciation	$5,890,941

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Credit Suisse Group AG	$421,400	$(8,600)
JPMorgan Chase & Co.	$235,932	$(1,416)
Jefferies & Co.	$46,920	$(1,080)
Goldman Sachs Group, Inc.	$93,060	$(940)
Citigroup, Inc.	$130,650	$12,438

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Convertible security.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i)	Variable rate security. Rate shown is as of report date.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Security is perpetual in nature and has no stated maturity date.

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	12

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(l)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(m)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	—	3,318,131	3,318,131	$ 525	$ 22

(n)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

•	Financial futures contracts as of May 31, 2013 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)

53	2-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	11,667,453	$(15,337)
22	5-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	2,693,109	(9,270)
4	Ultra Long US Treasury Bond	Chicago Board of Trade	September 2013	USD	608,500	(3,186)
(25)	10-Year US Treasury Note	Chicago Board of Trade	September 2013	USD	3,230,469	8,713
(30)	Long US Treasury Bond	Chicago Board of Trade	September 2013	USD	4,200,937	60,922

Total						$41,842

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,028,470	GBP	1,325,000	Barclays Plc	7/17/13	$15,850
USD	155,250	GBP	100,000	Deutsche Bank AG	7/17/13	3,354
EUR	110,000	USD	143,416	Bank of America Corp.	7/23/13	(404)
EUR	147,000	USD	189,584	Citigroup, Inc.	7/23/13	1,531
USD	5,794,418	EUR	4,439,000	Barclays Plc	7/23/13	23,253
USD	104,503	EUR	80,000	Deutsche Bank AG	7/23/13	494
USD	132,989	EUR	103,000	Goldman Sachs Group, Inc.	7/23/13	(922)

Total						$43,156

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	13

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
•	Exchange-traded options purchased as of May 31, 2013 were as follows:
Description	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
10-Year US Treasury Note	Put	USD 125.50	8/23/13	25	$9,766

•	Over-the-counter options purchased as of May 31, 2013 were as follows:
Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs Group, Inc.	Call	USD 942.86	12/21/19	6	—

•	Over-the-counter interest rate swaptions purchased as of May 31, 2013 were as follows:
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
2-Year Interest Rate Swap	Credit Suisse Group AG	Put	0.71%	Pay	6-Month LIBOR	7/01/13	USD	4,525	$272
30-Year Interest Rate Swap	Credit Suisse Group AG	Put	4.50%	Pay	3-Month LIBOR	9/16/13	EUR	600	—
5-Year Interest Rate Swap	Citigroup, Inc.	Call	1.40%	Receive	3-Month LIBOR	5/08/14	USD	600	4,279
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-Month LIBOR	2/02/17	USD	1,000	32,377
Total									$36,928
•	Over-the-counter interest rate swaptions written as of May 31, 2013 were as follows:
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Citigroup, Inc.	Call	1.40%	Pay	3-Month LIBOR	5/08/14	USD	600	$(4,279)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-Month LIBOR	2/02/17	USD	2,000	(25,378)
Total									$(29,657)

•	Credit default swaps - buy protection outstanding as of May 31, 2013 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)		Unrealized Depreciation
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	500	$ (16,426)

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	14

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty/Exchange		Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Metlife, Inc.	5.00%	Deutsche Bank AG	6/20/15		A-	USD	150	$9,538
Metlife, Inc.	1.00%	UBS AG	9/20/15		A-	USD	175	7,658
Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	12/20/15		CCC-	USD	56	3,392
Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	12/20/15		CCC-	USD	27	832
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15		CCC-	USD	98	9,317
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15		CCC-	USD	23	1,191
Caesars Entertainment Operating Co., Inc.	5.00%	UBS AG	12/20/15		CCC-	USD	130	2,009
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc	3/20/16		CCC-	USD	13	(323)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc	3/20/16		CCC-	USD	13	(671)
Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	3/20/16		CCC-	USD	14	(664)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16		CCC-	USD	39	189
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16		CCC-	USD	39	189
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16		CCC-	USD	121	(899)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16		CCC-	USD	30	(582)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16		CCC-	USD	36	(2,378)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	3/20/16		CCC-	USD	15	(484)
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16		B-	USD	150	12,696
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16		B-	USD	150	13,364
ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16		B-	USD	50	4,367
ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16		B-	USD	100	8,734
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc	6/20/16		CCC-	USD	70	(5,791)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16		CCC-	USD	$77	(1,485)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16		CCC-	USD	150	(4,172)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Plc	3/20/17		CCC-	USD	13	(670)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17		CCC-	USD	27	(1,239)

Total								$54,118

1 Using Standard & Poor’s rating of the issuer.

2 The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of agreement.

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	15

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
•	Interest rate swaps outstanding as of May 31, 2013 were as follows:

	Fixed Rate	Floating Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

	0.44% [1]	3-month LIBOR	Chicago Mercantile	8/29/14	USD	2,000	$(1,595)
	0.42% [1]	3-month LIBOR	Goldman Sachs Group, Inc.	2/08/15	USD	1,800	334
	2.48% [1]	3-month LIBOR	Credit Suisse Group AG	7/05/42	USD	500	72,931
	2.26% [1]	3-month LIBOR	Goldman Sachs Group, Inc.	7/26/42	USD	200	38,045

	Total						$109,715

1Trust pays the fixed rate and receives the floating rate

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	16

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$397	—	$352,833	$353,230
Corporate Bonds	—	$110,671,901	—	110,671,901
Floating Rate Loan Interests	—	20,666,388	2,528,006	23,194,394
Foreign Agency Obligations	—	209,000	—	209,000
Municipal Bonds	—	391,638	—	391,638
Other Interests	—	3,000	—	3,000
Preferred Securities	916,920	506,219	—	1,423,139
US Government Sponsored Agency Securities	—	112,703	—	112,703
US Treasury Obligations	—	1,009,613	—	1,009,613
Short-Term Securities	3,318,131	—	—	3,318,131
Options Purchased:			—
Interest Rate Contracts	9,766	36,928		46,694

Total	$4,245,214	$133,607,390	$2,880,839	$140,733,443

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$73,476	—	$73,476
Foreign currency exchange contracts	—	44,482	—	44,482
Interest rate contracts	$69,635	111,310	—	180,945
Liabilities:
Credit contracts	—	(35,784)	—	(35,784)
Foreign currency exchange contracts	—	(1,326)	—	(1,326)
Interest rate contracts	(27,793)	(31,252)	—	(59,045)
Total	$41,842	$160,906	—	$202,748

1 Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are show at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,777	—	—	$6,777
Foreign currency at value	981	—	—	981
Cash pledged for financial futures contracts	98,660	—	—	98,660
Cash pledged as collateral for swaps	10,000	—	—	10,000
Liabilities:
Loans payable	—	$(37,000,000)	—	(37,000,000)
Total	$116,418	$(37,000,000)	—	$(36,883,582)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	17

Schedule of Investments (concluded)	BlackRock Strategic Bond Trust (BHD)
Certain of the Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2012	$ 1	--	$ 4,212,613	$ 4,212,614
Transfers into Level 3[1]	--	$ 572,488	585,984	1,158,472
Transfers out of Level 3[1]	--	--	(299,117)	(299,117)
Accrued discounts/premiums	--	--	8,973	8,973
Net realized gain (loss)	(5)	2,905	106,040	108,940
Net change in unrealized appreciation/depreciation[2]	305,913	(509,751)	(19,236)	(223,074)
Purchases	46,924	--	356,601	403,525
Sales	--	(65,642)	(2,423,852)	(2,489,494)
Closing Balance, as of May 31, 2013	$ 352,833	--	$ 2,528,006	$ 2,880,839
[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of May 31, 2013, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $1,158,472 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $(197,576).

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2013	18

Item 2 – Controls and Procedures

2(a) –  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Strategic Bond Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Strategic Bond Trust

Date: July 25, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Strategic Bond Trust

Date: July 25, 2013